SUPPLEMENT TO THE

FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Spartan® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

July 20, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found under the heading "Institutional Class Shares Only" in the "Buying, Selling, and Exchanging Information" section on page 19.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the similar information in the "Management Contract" section beginning on page 30.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

ASTM/ASTMIB-03-01 October 10, 2003
1.791643.100

SUPPLEMENT TO THE

SPARTAN® SHORT-INTERMEDIATE MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND

A Fund of Fidelity School Street Trust

SPARTAN MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

February 28, 2003

STATEMENT OF ADDITIONAL INFORMATION

Effective July 20, 2003, Spartan Short-Intermediate Municipal Income will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces similar information found in the "2003 Tax Rates and Tax-Equivalent Yields" table on page 16.

2003 TAX RATES AND TAX-EQUIVALENT YIELDS

Taxable Income*						Federal Marginal Rate**	If a tax-exempt security's yield is:
							1%	2%	3%	4%	5%	6%	7%
Single Return			Joint Return				Then tax-equivalent yield would be:
$ 28,401	-	$ 68,800	$ 56,801	-	$ 114,650	25.0%	1.33%	2.67%	4.00%	5.33%	6.67%	8.00%	9.33%
$ 68,801	-	$ 143,500	$ 114,651	-	$ 174,700	28.0%	1.39%	2.78%	4.17%	5.56%	6.94%	8.33%	9.72%
$ 143,501	-	$ 311,950	$ 174,701	-	$ 311,950	33.0%	1.49%	2.99%	4.48%	5.97%	7.46%	8.96%	10.45%
$ 311,951		and over	$ 311,951		and over	35.0%	1.54%	3.08%	4.62%	6.15%	7.69%	9.23%	10.77%

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of any alternative minimum tax (AMT), the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal income tax rate. An increase in a shareholder's marginal income tax rate would increase that shareholder's tax-equivalent yield.

The following information supplements the similar information in the "Management Contracts" section beginning on page 28.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

LIM/HIYB-03-02 October 10, 2003
1.720754.109

SUPPLEMENT TO THE

FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

SPARTAN® MICHIGAN MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

February 28, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information for Fidelity Michigan Municipal Money Market Fund found in the "Performance" section beginning on page 25.

As of December 31, 2002, an estimated 3.72% of Michigan Municipal Money Market's income was subject to state income taxes. Note that the fund may invest in securities whose income is subject to the federal AMT.

The following information supplements the similar information in the "Management Contracts" section beginning on page 38.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

MIS/MIFB-03-01 October 10, 2003
1.476056.111

SUPPLEMENT TO THE

SPARTAN® MINNESOTA MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2003

The following information supplements the similar information in the "Management Contract" section on page 38.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

MNFB-03-01 October 10, 2003
1.713590.109

SUPPLEMENT TO THE

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

SPARTAN® OHIO MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

February 28, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information for Fidelity Ohio Municipal Money Market Fund found in the "Performance" section beginning on page 28.

As of December 31, 2002, an estimated 0.16% of Ohio Municipal Money Market's income was subject to state income taxes. Note that Ohio Municipal Money Market may invest in securities whose income is subject to the federal AMT.

The following information supplements the similar information in the "Management Contracts" section beginning on page 41.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

OFS/OFRB-03-01 October 10, 2003
1.475824.112

SUPPLEMENT TO THE

FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Municipal Trust II

and

SPARTAN® PENNSYLVANIA MUNICIPAL INCOME FUND

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2003

The following information replaces the similar information for Pennsylvania Municipal Money Market found in the performance section beginning on page 29.

As of December 31, 2002, an estimated 1.86% of Pennsylvania Municipal Money Market's income was subject to state income taxes. Note that Pennsylvania Municipal Money Market may invest in securities whose income is subject to the federal AMT.

The following information supplements the similar information in the "Management Contracts" section on page 42.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

PFRB-03-01 October 10, 2003
1.475741.112